Derivatives Instruments (Credit Risk) (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) Days	Dec. 31, 2019 CAD ($)
Credit Derivatives [Line Items]
Concentration Risk, maximum exposure	$ 1,056	$ 1,119
Total cash deposits/collateral on hand	69	101
Receivables, net
Credit Derivatives [Line Items]
Concentration Risk, maximum exposure	958	1,032
Credit Concentration Risk
Credit Derivatives [Line Items]
Concentration Risk, maximum exposure	805	860
Total cash deposits/collateral on hand	251	259
Credit Concentration Risk | Receivables, net
Credit Derivatives [Line Items]
Financial assets, considered to be past due	123	115
Fair Value, Financial assets, considered to be past due	$ 101	$ 106
Average number of days financial asset outstanding | Days	70